Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2022
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At March 31, 2022, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2022
(in millions)
Trading account securities	¥11,951,845
Investment securities	21,594,409
Loans	11,718,468
Other	317,444
Total	¥45,582,166

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

2022
(in millions)
Deposits	¥310,450
Payables under repurchase agreements and securities lending transactions	15,383,440
Other short-term borrowings and long-term debt	29,857,428
Other	30,848
Total	¥45,582,166